LGM RISK MANAGED TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 36.9%
	EQUITY - 36.9%
10,000	Invesco QQQ Trust Series 1	$ 2,992,700
5,000	SPDR S&P 500 ETF Trust	1,975,900
		4,968,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,238,175)	4,968,600

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 78.3%
	MONEY MARKET FUNDS - 78.3%
10,557,306	Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class, 2.05% (Cost $10,557,306)(a)	10,557,306

	TOTAL INVESTMENTS - 115.2% (Cost $15,795,481)	$ 15,525,906
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.2)%	(2,048,592)
	NET ASSETS - 100.0%	$ 13,477,314

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of August 31, 2022.